Leases - leased assets with recognized right of use (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	$ 1,285,411	$ 1,125,536	$ 922,410
Additions	122,590	147,631	203,126
Modifications and disposal	(2,916)	12,244
Anticipated termination	233,928
Balance at the end	1,639,013	1,285,411	1,125,536
Depreciation	(958,803)	(606,566)	(302,804)
Depreciation for the year	(343,367)	(307,757)	(302,804)
Currency translation effect	(8,870)	3,995
Total	(958,803)	(606,566)	(302,804)
Total right of use assets	680,210	678,845	822,732
Buildings and construction
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	469,387	380,011	320,528
Additions	42,249	101,272	59,483
Modifications and disposal	(3,949)	(11,896)
Anticipated termination	43,145
Balance at the end	550,832	469,387	380,011
Depreciation	(270,576)	(153,987)	(97,736)
Depreciation for the year	(114,957)	(58,148)
Currency translation effect	(1,632)	1,897
Total	(270,576)	(153,987)	(97,736)
Machinery and equipment
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	447,424	447,179	370,410
Additions	52,143	39,020	76,769
Modifications and disposal	4,343	(38,775)
Anticipated termination	125,251
Balance at the end	629,161	447,424	447,179
Depreciation	(359,818)	(236,330)	(116,391)
Depreciation for the year	(121,266)	(119,740)
Currency translation effect	(2,222)	(199)
Total	(359,818)	(236,330)	(116,391)
Transportation equipment
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	349,208	283,332	219,132
Additions	24,595	4,767	64,200
Modifications and disposal	(1,818)	61,109
Anticipated termination	68,132
Balance at the end	440,117	349,208	283,332
Depreciation	(315,058)	(206,627)	(84,120)
Depreciation for the year	(102,245)	(126,211)
Currency translation effect	(6,186)	3,704
Total	(315,058)	(206,627)	(84,120)
Computer
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	19,392	15,014	12,340
Additions	3,603	2,572	2,674
Modifications and disposal	(1,492)	1,806
Anticipated termination	(2,600)
Balance at the end	18,903	19,392	15,014
Depreciation	(13,351)	(9,622)	(4,557)
Depreciation for the year	(4,899)	(3,658)
Currency translation effect	1,170	(1,407)
Total	$ (13,351)	$ (9,622)	$ (4,557)